Quarterly Report
September 30, 2019
MFS®  Massachusetts Investors
Growth Stock Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
9/30/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.6%
Aerospace – 1.4%
United Technologies Corp.	97,845	$13,357,799
Apparel Manufacturers – 5.0%
Adidas AG	15,467	$4,815,563
LVMH Moet Hennessy Louis Vuitton SE	35,012	13,915,533
NIKE, Inc., “B”	191,457	17,981,641
VF Corp.	117,436	10,450,630
		$47,163,367
Broadcasting – 0.4%
Walt Disney Co.	29,811	$3,884,969
Brokerage & Asset Managers – 4.4%
Blackstone Group, Inc.	268,736	$13,125,066
Charles Schwab Corp.	155,981	6,524,685
CME Group, Inc.	22,606	4,777,552
TD Ameritrade Holding Corp.	358,418	16,738,121
		$41,165,424
Business Services – 12.1%
Accenture PLC, “A”	182,343	$35,073,676
Cognizant Technology Solutions Corp., “A”	256,083	15,432,842
Equifax, Inc.	70,342	9,895,009
Experian PLC	171,149	5,469,236
Fidelity National Information Services, Inc.	160,190	21,266,825
Fiserv, Inc. (a)	148,868	15,421,236
Verisk Analytics, Inc., “A”	71,060	11,237,428
		$113,796,252
Cable TV – 2.2%
Comcast Corp., “A”	467,360	$21,068,589
Chemicals – 1.6%
PPG Industries, Inc.	130,623	$15,480,132
Computer Software – 5.1%
Microsoft Corp.	346,578	$48,184,739
Computer Software - Systems – 2.8%
Apple, Inc.	119,521	$26,769,118
Construction – 2.1%
Sherwin-Williams Co.	35,184	$19,346,626
Consumer Products – 5.6%
Church & Dwight Co., Inc.	62,244	$4,683,239
Colgate-Palmolive Co.	260,489	19,148,546
Estee Lauder Cos., Inc., “A”	67,437	13,416,591
L'Oréal	21,318	5,969,216
Reckitt Benckiser Group PLC	127,111	9,914,991
		$53,132,583

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 5.7%
Amphenol Corp., “A”	158,799	$15,324,104
Fortive Corp.	241,495	16,556,897
Mettler-Toledo International, Inc. (a)	15,115	10,647,006
TE Connectivity Ltd.	124,278	11,580,224
		$54,108,231
Electronics – 5.6%
Analog Devices, Inc.	129,590	$14,479,090
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	276,014	12,829,131
Texas Instruments, Inc.	194,274	25,107,972
		$52,416,193
Food & Beverages – 2.7%
Nestle S.A.	80,798	$8,765,901
PepsiCo, Inc.	121,698	16,684,796
		$25,450,697
Gaming & Lodging – 2.1%
Marriott International, Inc., “A”	159,524	$19,840,000
Health Maintenance Organizations – 0.8%
Cigna Corp.	47,460	$7,203,953
Insurance – 2.8%
Aon PLC	136,393	$26,401,593
Internet – 7.6%
Alibaba Group Holding Ltd., ADR (a)	89,731	$15,005,715
Alphabet, Inc., “A” (a)	46,416	56,680,434
		$71,686,149
Leisure & Toys – 1.5%
Electronic Arts, Inc. (a)	145,639	$14,246,407
Machinery & Tools – 2.0%
Nordson Corp.	128,288	$18,763,403
Medical Equipment – 9.3%
Abbott Laboratories	219,435	$18,360,126
Becton, Dickinson and Co.	68,222	17,257,437
Danaher Corp.	79,054	11,417,769
Thermo Fisher Scientific, Inc.	82,625	24,066,184
Waters Corp. (a)	75,237	16,795,156
		$87,896,672
Other Banks & Diversified Financials – 5.1%
Mastercard, Inc., “A”	59,575	$16,178,783
Visa, Inc., “A”	183,194	31,511,200
		$47,689,983
Pharmaceuticals – 3.6%
Elanco Animal Health, Inc. (a)	340,428	$9,051,980
Eli Lilly & Co.	79,375	8,876,506
Roche Holding AG	32,635	9,497,356
Zoetis, Inc.	50,513	6,293,415
		$33,719,257

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Printing & Publishing – 1.6%
Moody's Corp.	74,124	$15,182,819
Railroad & Shipping – 2.0%
Union Pacific Corp.	118,203	$19,146,522
Restaurants – 1.2%
Starbucks Corp.	124,099	$10,972,834
Specialty Chemicals – 1.4%
Ecolab, Inc.	67,705	$13,408,298
Specialty Stores – 1.9%
TJX Cos., Inc.	320,867	$17,885,127
Total Common Stocks		$939,367,736
Investment Companies (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 2.09% (v)	3,982,145	$3,982,145

Other Assets, Less Liabilities – (0.0)%		(363,478)
Net Assets – 100.0%		$942,986,403
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,982,145 and $939,367,736, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$939,367,736	$—	$—	$939,367,736
Mutual Funds	3,982,145	—	—	3,982,145
Total	$943,349,881	$—	$—	$943,349,881
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$6,790,527	$129,429,524	$132,236,697	$(880)	$(329)	$3,982,145

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$116,058	$—